AQUA
Aqua America, Inc.
762 W. Lancaster Avenue
Bryn Mawr, PA 19010
David P. Smeltzer
Chief Financial Officer
T: 610.645.1079
F: 610.645.1141
dpsmeltzer@aquaamerica.com
www.aquaamerica.com
September 12, 2007
VIA EDGAR AND FAX (202.772.9361)
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: William Choi, Branch Chief, Division of Corporation Finance

Re:	Aqua America, Inc.
Form 10-K for Fiscal Year Ended December 31, 2006
Filed February 28, 2007
Forms 10-Q for Fiscal Quarters Ended March 31, 2007
and June 30, 2007
Filed May 8, 2007 and August 6, 2007
File No. 1-06659
Dear Mr. Choi:
In connection with the comment letter, dated August 28, 2007, sent by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”), with respect to the above referenced filings, Aqua America hereby acknowledges:
•	Aqua America is responsible for the adequacy and accuracy of the disclosure in the above referenced filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	Aqua America may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We have authorized our counsel, Morgan, Lewis & Bockius LLP, to prepare and submit, on behalf of Aqua America, a response to your specific comments.
Sincerely,

AQUA AMERICA, INC.

By:	/s/ David P. Smeltzer

Name: David P. Smeltzer Title: Chief Financial Officer